Horizon Multi-Factor Small/Mid Cap Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 7.6%
Ameris Bancorp	3,814	$235,057
Axos Financial, Inc. (a)	4,496	312,157
Bancorp, Inc. (a)	3,975	208,290
BankUnited, Inc.	3,710	142,575
Banner Corp.	1,569	93,465
Central Pacific Financial Corp.	3,085	84,868
City Holding Co.	885	105,085
East West Bancorp, Inc.	8,506	715,099
First BanCorp	8,808	188,315
First Commonwealth Financial Corp.	5,567	95,864
First Financial Bancorp	6,519	172,558
First Horizon Corp.	43,033	713,917
Fulton Financial Corp.	13,596	263,083
Hancock Whitney Corp.	4,341	233,242
Hilltop Holdings, Inc.	2,869	94,247
Hope Bancorp, Inc.	6,086	77,840
International Bancshares Corp.	4,999	315,837
National Bank Holdings Corp. - Class A	3,024	132,481
OFG Bancorp	3,532	162,437
Pathward Financial, Inc.	1,406	96,761
Preferred Bank	1,000	82,850
S&T Bancorp, Inc.	2,346	100,808
Stellar Bancorp, Inc.	2,845	77,583
UMB Financial Corp.	3,554	368,159
Westamerica BanCorp	1,728	89,493
Wintrust Financial Corp.	4,727	514,298
WSFS Financial Corp.	1,982	108,495
		5,784,864

Consumer Discretionary Products - 5.6%
Armstrong World Industries, Inc.	1,944	246,421
Autoliv, Inc.	4,420	452,917
Carter's, Inc.	1,538	101,354
Columbia Sportswear Co.	1,840	148,543
Dorman Products, Inc. (a)	1,524	172,852
Gentex Corp.	3,977	124,599
HNI Corp.	3,140	169,089
Interface, Inc.	4,501	84,979
KB Home	2,247	188,096
Kontoor Brands, Inc.	3,819	285,852
M/I Homes, Inc. (a)	1,442	229,812
Masterbrand, Inc. (a)	5,000	80,200
Meritage Homes Corp.	515	102,006
Phinia, Inc.	2,836	136,015
Skechers USA, Inc. - Class A (a)	9,773	669,255
Standard Motor Products, Inc.	2,395	77,383
Steven Madden Ltd.	2,278	102,738
Taylor Morrison Home Corp. (a)	1,163	78,305
Toll Brothers, Inc.	5,129	738,935
Vista Outdoor, Inc. (a)	1,897	75,956
		4,265,307

Consumer Discretionary Services - 3.1%
Adtalem Global Education, Inc. (a)	2,608	197,452
Boyd Gaming Corp.	2,242	134,565
Brinker International, Inc. (a)	3,501	250,392
Cinemark Holdings, Inc. (a)	10,682	292,473
Graham Holdings Co. - Class B	102	81,109
Grand Canyon Education, Inc. (a)	1,825	264,643
Monarch Casino & Resort, Inc.	1,032	78,350
Perdoceo Education Corp.	5,237	117,518
PROG Holdings, Inc.	2,790	130,460
Strategic Education, Inc.	882	85,113
Stride, Inc. (a)	3,309	272,463
Texas Roadhouse, Inc.	2,656	448,200
		2,352,738

Consumer Staple Products - 5.3%
BellRing Brands, Inc. (a)	2,349	131,380
Cal-Maine Foods, Inc.	1,488	107,195
Central Garden & Pet Co. - Class A (a)	3,946	134,953
Coca-Cola Consolidated, Inc.	739	992,034
Edgewell Personal Care Co.	3,427	137,834
Energizer Holdings, Inc.	2,425	78,570
Ingredion, Inc.	5,414	727,154
John B Sanfilippo & Son, Inc.	748	70,963
Pilgrim's Pride Corp. (a)	12,247	570,465
Post Holdings, Inc. (a)	5,425	628,052
Prestige Consumer Healthcare, Inc. (a)	3,072	229,294
Simply Good Foods Co. (a)	5,376	169,828
Tootsie Roll Industries, Inc.	2,480	73,706
		4,051,428

Financial Services - 9.5%
Affiliated Managers Group, Inc.	1,791	311,329
BGC Group, Inc. - Class A	35,735	353,062
Bread Financial Holdings, Inc.	4,002	232,796
Enova International, Inc. (a)	2,107	180,633
Essent Group Ltd.	5,294	340,351
EZCORP, Inc. - Class A (a)	7,104	86,811
Federated Hermes, Inc.	6,157	211,185
Fidelity National Financial, Inc.	21,804	1,285,564
Interactive Brokers Group, Inc. - Class A	9,422	1,214,402
Janus Henderson Group PLC	9,078	341,424
MGIC Investment Corp.	18,977	482,585
Mr Cooper Group, Inc. (a)	4,869	456,761
PennyMac Mortgage Investment Trust	6,495	92,294
Piper Sandler Cos.	518	141,259
PJT Partners, Inc. - Class A	1,926	237,861
StoneX Group, Inc. (a)	2,718	225,213
Voya Financial, Inc.	8,494	601,630
Western Union Co.	22,059	269,120
WisdomTree, Inc.	9,646	97,810
		7,162,090

Health Care - 10.3%
Addus HomeCare Corp. (a)	1,312	174,509
Amphastar Pharmaceuticals, Inc. (a)	1,874	91,339
ANI Pharmaceuticals, Inc. (a)	1,135	72,356
Astrana Health, Inc. (a)	1,526	72,928
Catalyst Pharmaceuticals, Inc. (a)	4,310	87,278
Chemed Corp.	154	90,270
Collegium Pharmaceutical, Inc. (a)	2,268	87,227
CONMED Corp.	1,056	77,320
Corcept Therapeutics, Inc. (a)	3,169	111,866
CorVel Corp. (a)	369	118,349
Encompass Health Corp.	6,995	650,885
Ensign Group, Inc.	1,909	288,946
Exelixis, Inc. (a)	3,202	83,348
Halozyme Therapeutics, Inc. (a)	7,857	501,669
Harmony Biosciences Holdings, Inc. (a)	2,773	99,773
Innoviva, Inc. (a)	4,731	91,687
Integer Holdings Corp. (a)	596	77,522
Jazz Pharmaceuticals PLC (a)	1,253	145,323
Lantheus Holdings, Inc. (a)	4,596	489,336
LeMaitre Vascular, Inc.	839	75,753
Merit Medical Systems, Inc. (a)	838	81,018
National HealthCare Corp.	831	113,955
Neurocrine Biosciences, Inc. (a)	5,089	646,608
Phibro Animal Health Corp. - Class A	4,127	86,667
Premier, Inc. - Class A	3,858	78,587
Select Medical Holdings Corp.	9,109	328,562
Tenet Healthcare Corp. (a)	8,979	1,489,077
UFP Technologies, Inc. (a)	230	78,483
United Therapeutics Corp. (a)	3,672	1,334,956
Varex Imaging Corp. (a)	4,994	62,325
		7,787,922

Industrial Products - 7.7%
AAON, Inc.	1,427	136,293
AAR Corp. (a)	968	63,675
Acuity Brands, Inc.	661	168,357
AZZ, Inc.	864	71,859
Badger Meter, Inc.	1,141	236,119
BWX Technologies, Inc.	2,890	297,670
Cactus, Inc. - Class A	3,954	235,342
Curtiss-Wright Corp.	2,360	745,430
Donaldson Co., Inc.	4,565	332,012
Enerpac Tool Group Corp.	2,356	97,161
Federal Signal Corp.	1,459	137,861
Flowserve Corp.	4,930	245,908
Gibraltar Industries, Inc. (a)	960	66,883
Itron, Inc. (a)	688	70,327
Kennametal, Inc.	2,923	75,618
Lennox International, Inc.	1,292	762,525
MSA Safety, Inc.	1,038	189,570
Mueller Industries, Inc.	7,250	527,147
NEXTracker, Inc. - Class A (a)	5,156	209,695
Powell Industries, Inc.	875	146,510
Tennant Co.	1,309	127,850
Vontier Corp.	8,418	294,883
Woodward, Inc.	3,414	568,943
		5,807,638

Industrial Services - 8.0%
ABM Industries, Inc.	5,000	285,750
Alarm.com Holdings, Inc. (a)	1,076	64,065
Applied Industrial Technologies, Inc.	610	125,123
Aramark	12,053	441,501
Brady Corp. - Class A	3,574	264,619
Brink's Co.	3,480	386,036
Comfort Systems USA, Inc.	1,105	390,640
Cross Country Healthcare, Inc. (a)	5,101	76,107
Dorian LPG Ltd.	3,060	119,309
DXP Enterprises Inc. (a)	1,506	82,830
Dycom Industries, Inc. (a)	1,236	217,487
EMCOR Group, Inc.	3,332	1,309,676
Frontdoor, Inc. (a)	3,661	176,021
FTI Consulting, Inc. (a)	838	191,324
GEO Group, Inc. (a)	7,908	109,684
GXO Logistics, Inc. (a)	1,357	67,918
H&R Block, Inc.	11,558	731,737
Heidrick & Struggles International, Inc.	2,225	85,885
Hub Group, Inc. - Class A	1,609	75,832
Kirby Corp. (a)	2,747	329,420
Matson, Inc.	564	78,001
Ryder System, Inc.	547	79,446
SkyWest, Inc. (a)	2,784	215,871
Sun Country Airlines Holdings, Inc. (a)	5,726	62,872
UniFirst Corp.	407	77,204
		6,044,358

Insurance - 8.4%
Employers Holdings, Inc.	1,619	77,631
HCI Group, Inc.	810	77,622
Jackson Financial, Inc. - Class A	4,376	393,709
Mercury General Corp.	4,620	305,983
NMI Holdings, Inc. (a)	6,931	284,656
Old Republic International Corp.	22,835	819,091
Palomar Holdings, Inc. (a)	1,380	136,924
Primerica, Inc.	2,729	718,355
Reinsurance Group of America, Inc.	5,940	1,311,314
RenaissanceRe Holdings Ltd.	4,295	1,094,323
SiriusPoint Ltd. (a)	14,102	211,389
Unum Group	16,428	911,590
		6,342,587

Materials - 6.5%
Alpha Metallurgical Resources, Inc.	416	99,486
Apogee Enterprises, Inc.	1,150	76,797
AptarGroup, Inc.	1,841	282,023
Arch Resources, Inc.	610	83,222
Axalta Coating Systems Ltd. (a)	12,514	456,761
Balchem Corp.	690	122,151
Cabot Corp.	3,454	363,050
Clearwater Paper Corp. (a)	1,519	50,537
Commercial Metals Co.	2,651	142,067
CONSOL Energy, Inc.	2,030	207,628
Hawkins, Inc.	1,413	178,985
HB Fuller Co.	2,592	222,031
Innospec, Inc.	685	78,953
Knife River Corp. (a)	2,856	225,253
MDU Resources Group, Inc.	10,152	260,805
Metallus, Inc. (a)	3,372	54,829
Minerals Technologies, Inc.	1,993	153,660
NewMarket Corp.	596	341,967
Owens Corning	5,880	992,132
Simpson Manufacturing Co., Inc.	550	100,683
SunCoke Energy, Inc.	6,818	61,089
Sylvamo Corp.	2,631	208,086
UFP Industries, Inc.	969	117,898
Warrior Met Coal, Inc.	1,083	66,399
		4,946,492

Media - 1.3%
Cars.com, Inc. (a)	3,701	66,026
HealthStream, Inc.	2,515	73,035
New York Times Co. - Class A	6,430	353,200
Nexstar Media Group, Inc.	1,110	189,677
Scholastic Corp.	1,924	61,337
TEGNA, Inc.	10,776	149,571
Yelp, Inc. (a)	1,974	68,952
		961,798

Oil & Gas - 5.4%
Antero Midstream Corp.	32,760	487,141
Chord Energy Corp.	1,793	266,135
CNX Resources Corp. (a)	7,096	196,346
DNOW, Inc. (a)	5,197	67,665
Liberty Energy, Inc.	10,044	206,806
Magnolia Oil & Gas Corp. - Class A	4,526	115,911
Murphy USA, Inc.	1,521	790,357
Ovintiv, Inc.	9,589	410,697
Permian Resources Corp.	27,391	390,048
ProPetro Holding Corp. (a)	8,390	66,617
SM Energy Co.	2,511	114,577
Texas Pacific Land Corp.	461	400,558
Weatherford International PLC	5,241	549,990
		4,062,848

Real Estate - 6.3%
Acadia Realty Trust	3,738	84,142
Agree Realty Corp.	3,882	283,425
American Assets Trust, Inc.	3,001	81,777
Armada Hoffler Properties, Inc.	6,274	77,233
Brixmor Property Group, Inc.	8,496	232,705
CareTrust REIT, Inc.	5,807	173,513
Community Healthcare Trust, Inc.	2,850	53,381
Cushman & Wakefield PLC (a)	5,915	76,895
EPR Properties	3,175	150,717
Essential Properties Realty Trust, Inc.	8,061	257,227
Gaming and Leisure Properties, Inc.	12,294	639,534
Getty Realty Corp.	2,471	78,528
Highwoods Properties, Inc.	2,546	82,032
Innovative Industrial Properties, Inc.	1,403	174,365
Jones Lang LaSalle, Inc. (a)	974	248,594
LTC Properties, Inc.	2,017	74,084
National Storage Affiliates Trust	3,298	154,149
NNN REIT, Inc.	6,929	325,594
Omega Healthcare Investors, Inc.	14,739	582,780
Sabra Health Care REIT, Inc.	9,469	161,352
Saul Centers, Inc.	1,890	77,150
Urban Edge Properties	5,583	118,080
Whitestone REIT	5,261	70,603
WP Carey, Inc.	9,092	545,702
		4,803,562

Renewable Energy - 0.4%
EnerSys	2,641	267,613
REX American Resources Corp. (a)	1,523	69,068
		336,681

Retail & Wholesale - Discretionary - 4.6%
Abercrombie & Fitch Co. - Class A (a)	3,550	523,874
American Eagle Outfitters, Inc.	9,085	186,969
Caleres, Inc.	2,162	91,085
Dick's Sporting Goods, Inc.	5,831	1,381,714
ePlus, Inc. (a)	1,447	138,854
G-III Apparel Group Ltd. (a)	2,751	72,819
Group 1 Automotive, Inc.	263	99,088
Guess?, Inc. (b)	3,201	66,325
La-Z-Boy, Inc.	1,762	71,484
Liquidity Services, Inc. (a)	3,551	77,305
Patrick Industries, Inc.	727	93,943
PC Connection, Inc.	1,103	80,607
Sally Beauty Holdings, Inc. (a)	6,642	86,678
ScanSource, Inc. (a)	1,567	79,823
Shoe Carnival, Inc.	1,822	73,682
Signet Jewelers Ltd.	827	69,551
Urban Outfitters, Inc. (a)	7,944	288,526
		3,482,327

Retail & Wholesale - Staples - 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	9,236	738,511
Ollie's Bargain Outlet Holdings, Inc. (a)	1,668	149,386
PriceSmart, Inc.	845	75,695
Sprouts Farmers Market, Inc. (a)	7,549	785,474
US Foods Holding Corp. (a)	4,445	263,188
		2,012,254

Software & Tech Services - 2.8%
ACI Worldwide, Inc. (a)	4,217	212,368
Agilysys, Inc. (a)	664	75,099
Appfolio, Inc. - Class A (a)	379	87,924
ASGN, Inc. (a)	1,180	113,469
CACI International, Inc. - Class A (a)	1,581	771,718
Genpact Ltd.	4,368	171,357
Insight Enterprises, Inc. (a)	2,005	435,225
N-able, Inc. (a)	4,971	63,927
Perficient, Inc. (a)	961	72,238
Progress Software Corp.	1,434	83,387
		2,086,712

Tech Hardware & Semiconductors - 2.6%
A10 Networks, Inc.	5,221	71,893
Alpha & Omega Semiconductor Ltd. (a)	1,606	67,147
Amkor Technology, Inc.	2,157	70,965
Axcelis Technologies, Inc. (a)	486	53,134
Benchmark Electronics, Inc.	1,746	74,222
Cirrus Logic, Inc. (a)	1,440	209,794
Crane NXT Co.	1,234	72,497
Diodes, Inc. (a)	845	58,888
Fabrinet (a)	677	164,951
FormFactor, Inc. (a)	1,189	57,988
InterDigital, Inc.	1,000	138,560
Knowles Corp. (a)	3,824	70,553
Photronics, Inc. (a)	2,657	68,710
Sanmina Corp. (a)	999	69,311
SMART Global Holdings, Inc. (a)	2,471	51,199
TD SYNNEX Corp.	4,599	558,411
Universal Display Corp.	310	60,053
Veeco Instruments, Inc. (a)(b)	1,550	55,010
		1,973,286

Telecommunications - 0.3%
Frontier Communications Parent, Inc. (a)	2,591	74,621
Iridium Communications, Inc.	2,785	71,853
Telephone and Data Systems, Inc.	3,339	78,867
		225,341

Utilities - 1.2%
ALLETE, Inc.	2,721	172,919
Avista Corp.	2,613	100,966
Black Hills Corp.	1,888	111,619
MGE Energy, Inc.	895	77,601
National Fuel Gas Co.	2,774	165,774
OGE Energy Corp.	1,989	78,685
Otter Tail Corp.	1,476	124,796
Unitil Corp.	1,324	79,837
		912,197
TOTAL COMMON STOCKS (Cost $68,594,954)		75,402,430

SHORT-TERM INVESTMENTS - 0.5%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.2%
First American Government Obligations Fund - Class X, 5.14% (c)	117,645	117,645

Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 5.18% (c)	261,844	261,844
TOTAL SHORT-TERM INVESTMENTS (Cost $379,489)		379,489

TOTAL INVESTMENTS - 100.1% (Cost $68,974,443)		75,781,919
Liabilities in Excess of Other Assets - (0.1)%		(90,664)
TOTAL NET ASSETS - 100.0%		$75,691,255

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $116,031 which represented 0.2% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Horizon Multi-Factor Small/Mid Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$75,402,430	$–	$–	$75,402,430
Investments Purchased with Proceeds from Securities Lending	117,645	–	–	117,645
Money Market Funds	261,844	–	–	261,844
Total Investments	$75,781,919	$–	$–	$75,781,919

Refer to the Schedule of Investments for further disaggregation of investment categories.